Cover	Sep. 08, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40158
Entity Registrant Name	ATLANTIC COASTAL ACQUISITION CORP.
Entity Central Index Key	0001836274
Entity Tax Identification Number	85-4178663
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 St Johns Lane
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	248
Local Phone Number	890-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	ACAHU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	ACAH
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ACAHW
Security Exchange Name	NASDAQ